Accounting changes and new accounting guidance - Cumulative Effect of Adoption of New Guidance (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Assets
Other assets	$ 21,298	$ 23,020	$ 23,029
Liabilities
Accrued taxes and other expenses		6,207
Other liabilities		6,114
Equity
Retained earnings	28,652	25,580	25,635
Calculated under Revenue Guidance in Effect before Topic 606
Equity
Retained earnings			25,635
Impact of adoption | ASU 2014-09
Assets
Other assets		(9)
Liabilities
Accrued taxes and other expenses		(18)
Other liabilities		64
Equity
Retained earnings		$ (55)
Operating segments
Assets
Other assets	21,298		23,029
Liabilities
Accrued taxes and other expenses	5,669		6,225
Other liabilities	$ 5,774		6,050
Operating segments | Calculated under Revenue Guidance in Effect before Topic 606
Assets
Other assets			23,029
Liabilities
Accrued taxes and other expenses			6,225
Other liabilities			$ 6,050